Mining interests and plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about mining interests and plant and equipment [Table Text Block]
			2021			2020
	Mining	Plant and		Mining	Plant and
	interests	equipment (i)	Total	interests	equipment (i)	Total
	$	$	$	$	$	$
Net book value - January 1	459,303	30,209	489,512	320,008	23,685	343,693
Acquisition of the San Antonio gold
project (Note 6)	-	-	-	57,038	1,330	58,368
Additions	139,183	58,192	197,375	75,437	10,915	86,352
Impairment	(58,417)	-	(58,417)	-	-	-
Mining exploration tax credits	(1,585)	-	(1,585)	(4,608)	-	(4,608)
Change in environmental
rehabilitation assets	19,522	-	19,522	3,414	-	3,414
Depreciation	-	(7,814)	(7,814)	-	(5,340)	(5,340)
Depreciation capitalized	4,136	-	4,136	4,019	-	4,019
Share-based compensation capitalized	2,127	-	2,127	688	-	688
Transfers	(11,221)	11,221	-	-	-	-
Pre-commercial revenues	(7,275)	-	(7,275)	-	-	-
Disposals and others	-	(213)	(213)	-	(388)	(388)
Currency translation adjustments	(1,820)	107	(1,713)	3,307	7	3,314
Net book value - December 31	543,953	91,702	635,655	459,303	30,209	489,512

Closing balance
Cost	602,370	105,112	707,482	459,303	37,545	496,848
Accumulated depreciation
and impairment	(58,417)	(13,410)	(71,827)	-	(7,336)	(7,336)
Net book value	543,953	91,702	635,655	459,303	30,209	489,512

(i) Plant and equipment includes right-of-use assets of $20.3 million as at December 31, 2021 ($10.8 million as at December 31, 2020).